General Information and Basis of Presentation - Summary of Percentage of Company's Revenues (Detail) - Revenue Benchmark [Member] - Revenue from Rights Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Charterer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	0.00%	0.00%
Charterer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	16.00%
Charterer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	15.00%
Charterer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	15.00%
Charterer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%	15.00%
Charterer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	16.00%	0.00%
Charterer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	17.00%	0.00%